Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
9.	Inventories

(1)	Details of inventories as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021				December 31, 2020
	Acquisition cost		Write- down	Carrying amount	Acquisition cost	Write- down	Carrying amount
Merchandise	￦	204,545	(3,419)	201,126	172,762	(10,566)	162,196
Finished goods		—	—	—	3,730	(1,879)	1,851
Work in process		—	—	—	2,579	(818)	1,761
Raw materials		—	—	—	11,921	(6,905)	5,016
Supplies		3,511	—	3,511	619	—	619

	￦	208,056	(3,419)	204,637	191,611	(20,168)	171,443

(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2021		2020	2019
Charged to cost of products that have been resold(*)	￦	(3,287)	(1,560)	15,019
Write-off upon sale(*)		(347)	(3,312)	(1,101)

(*)	Includes amounts related to discontinued operations.
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses for the years ended December 31, 2021, 2020, and 2019 are

~~￦~~

1,417,339 million,

~~￦~~

1,385,016 million, and

~~￦~~

1,498,249 million, respectively, which are included in the cost of goods sold.

Those amounts include profit or loss from discontinued operations.